Annual Total Returns- Alger Growth and Income Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Growth and Income Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.83%	11.78%	29.30%	12.18%	1.17%	10.23%	20.64%	(4.72%)	28.91%	15.23%